Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 950	$ 788
Trade accounts receivable	1,533	1,521
Other accounts receivable	477	325
Inventories	971	989
Assets held for sale	187	839
Other current assets	117	117
Total current assets	4,235	4,579
NON-CURRENT ASSETS
Equity accounted investees	510	481
Other investments and non-current accounts receivable	275	236
Property, machinery and equipment, net and assets for the right-of-use, net	11,413	11,850
Goodwill and intangible assets, net	10,252	11,590
Deferred income tax assets	740	627
Total non-current assets	23,190	24,784
TOTAL ASSETS	27,425	29,363
CURRENT LIABILITIES
Current debt	179	62
Other financial obligations	879	1,381
Trade payables	2,571	2,526
Income tax payable	445	219
Other current liabilities	1,272	1,184
Liabilities directly related to assets held for sale	6	37
Total current liabilities	5,352	5,409
NON-CURRENT LIABILITIES
Non-current debt	9,160	9,303
Other financial obligations	967	1,044
Employee benefits	1,339	1,138
Deferred income tax liabilities	658	720
Other non-current liabilities	997	925
Total non-current liabilities	13,121	13,130
TOTAL LIABILITIES	18,473	18,539
Controlling interest:
Common stock and additional paid-in capital	7,893	10,424
Other equity reserves	(2,453)	(2,724)
Retained earnings	2,635	1,621
Total controlling interest	8,075	9,321
Non-controlling interest and perpetual debentures	877	1,503
TOTAL STOCKHOLDERS' EQUITY	8,952	10,824
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 27,425	$ 29,363